9. Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2018
Notes
9. Property, Plant and Equipment, Net

9.  Property, Plant and Equipment, Net

Property, plant and equipment, net comprise the followings:

	03/31/2018		03/31/2017

At cost
Leasehold improvement, furniture and office equipment		$179,198		$113,393

	$		$
Less: accumulated depreciation		(73,820)		(34,898)

Plant, machinery and equipment, net		$105,378		$78,495

Depreciation expenses are included in the statement of income as follows:

	04/01/2017 to 03/31/2018	04/01/2016 to 03/31/2017

Selling, general and administrative	$38,922	$28,086

Total Depreciation expenses	$38,922	$28,086